STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Common Stock [Abstract]
Capital stock authorized (in shares)					11,000
Common shares, shares authorized (in shares)		120,000,000	120,000,000	110,000,000
Common shares, par value (in dollars per share)		$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common shares, shares issued (in shares)		100,000,000	100,000,000	100,000,000	10,000
Common shares, shares outstanding (in shares)		100,000,000	100,000,000	100,000,000	10,000
Common stock, shares reclassified (in shares)				10,000
Stock Based Compensation (in shares)	0	0
Equity Incentive Plan [Member]
Common Stock [Abstract]
Common shares, shares authorized (in shares)			7,500,000	7,500,000	1,000